INCOME TAXES - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Canada
INCOME TAXES
Tax loss carryforwards	$ 62,776	$ 61,214
Panama
INCOME TAXES
Tax loss carryforwards	866	736
United States
INCOME TAXES
Tax loss carryforwards	$ 2,794	$ 27,086